Performance Management - Touchstone Large Company Growth ETF	Jun. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	The Fund’s Performance
Performance Narrative [Text Block]
The Fund's investment objective and principal investment strategies are identical to those of the Predecessor Fund. Before the Predecessor Fund commenced operations, all of the assets and liabilities of the DSM Large Cap Growth Fund were transferred to the Predecessor Fund in a tax-free reorganization on August 15, 2016. As a result, the Predecessor Fund assumed the performance and accounting history of the DSM Large Cap Growth Fund.
The Fund is newly formed and will commence operations following the completion of the reorganization of the Predecessor Fund, a series of the Touchstone Strategic Trust, into the Fund, which is expected to occur on or about March 13, 2026 (the “Reorganization”). The performance and accounting history of the Predecessor Fund will be assumed by the Fund. Performance information included herein is that of the Predecessor Fund.
The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the Predecessor Fund’s performance from calendar year to calendar year and by showing how the Predecessor Fund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index. The Russell 1000® Growth Index shows how the Predecessor Fund’s performance compares against the returns of an index with similar investments. The bar chart does not reflect any sales charges, which would reduce your return. The performance table reflects any applicable sales charges. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. More recent performance information is available at no cost by visiting TouchstoneInvestments.com or by calling 1.833.368.7383.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below illustrate some indication of the risks and volatility of an investment in the Fund by showing changes in the PredecessorFund’s performance from calendar year to calendar year and by showing how the PredecessorFund’s average annual total returns for one year, five years, and ten years compare with the Russell 3000® Index. The Russell 1000® Growth Index shows how the Predecessor Fund’s performance compares against the returns of an index with similar investments.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart [Heading]	Predecessor Fund — Institutional Class Shares Total Return as of December 31
Bar Chart Closing [Text Block]

Best Quarter:	2nd Quarter 2020	25.76%
Worst Quarter:	2nd Quarter 2022	(18.02)%

Performance Table Heading	Average Annual Total Returns For the periods ended December 31, 2025
Performance Table Narrative
After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes. Your actual after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account. The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Predecessor Fund will differ from the Institutional Class shares’ after-tax returns. The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.

Performance Table Does Reflect Sales Loads	The performance table reflects any applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual marginal federal income tax rates in effect on a given distribution reinvestment date and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns do not apply to shares held in an individual retirement account (“IRA”), 401(k), or other tax-advantaged account.
Performance Table Explanation after Tax Higher	The Return After Taxes on Distributions and Sale of Fund Shares may be greater than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table One Class of after Tax Shown [Text]	The after-tax returns shown in the table are for Institutional Class shares only. The after-tax returns for other classes of shares offered by the Predecessor Fund will differ from the Institutional Class shares’ after-tax returns.
Performance Availability Website Address [Text]	TouchstoneInvestments.com
Performance Availability Phone [Text]	1.833.368.7383
Institutional Class Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	25.76%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(18.02%)
Lowest Quarterly Return, Date	Jun. 30, 2022